9. Stock Compensation (Dec. 2017 Note)	9 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation

The following tables summarize share-based compensation expenses relating to Restricted Stock Units (“RSU”s) and options granted and the effect on basic and diluted loss per common share during the three and nine month periods ended December 31, 2017 and 2016:

	Three Months Ended December 31, 2017	Three Months Ended December 31, 2016	Nine Months Ended December 31, 2017	Nine Months Ended December 31, 2016
Vesting of stock options and restricted stock units	$323,162	$306,159	$887,607	$1,880,150
Total stock-based compensation expense	$323,162	$306,159	$887,607	$1,880,150

Weighted average number of common shares outstanding – basic and diluted	14,950,701	7,927,031	10,927,106	7,768,682

Basic and diluted loss per common share attributable to stock-based compensation expense	$(0.02)	$(0.04)	$(0.08)	$(0.24)

All of the stock-based compensation expense recorded during the nine months ended December 31, 2017 and 2016, which totaled $887,607 and $1,880,150, respectively, is included in payroll and related expense in the accompanying condensed consolidated statements of operations.  Stock-based compensation expense recorded during the nine months ended December 31, 2017 and 2016 represented an impact on basic and diluted loss per common share of $(0.08) and $(0.24), respectively.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The cumulative effect of adjusting the forfeiture rate for all expense amortization is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the nine months ended December 31, 2017 was insignificant.

Restricted Stock Unit Grants to Directors and Executive Officers

On August 9, 2016, our Board of Directors granted RSUs to certain of our officers and directors and effective November 7, 2017, 127,659 additional RSUs were granted to our directors pursuant to the 2012 Non-Employee Directors Compensation Program. The RSUs represent the right to be issued on a future date shares of our common stock for vested RSUs. Our Compensation Committee recommended the grants based on a compensation assessment provided by a third-party compensation consulting firm engaged by us that developed a peer group of companies for market assessment and analyzed compensation at such companies.

The RSUs were granted under our Amended 2010 Stock Incentive Plan and we recorded expense of $842,095 in the nine months ended December 31, 2017 related to the RSU grants.

RSUs outstanding that have vested and are expected to vest as of December 31, 2017 are as follows:

Number of RSUs
Vested	46,125
Expected to vest	432,830
Total	478,955

During the nine months ended December 31, 2017, 138,375 vested RSUs held by our executives were exchanged into the same number of shares of our common stock. As our executives elected to net settle a portion of their RSU’s in exchange for the Company paying the related withholding taxes on the share issuance, 71,081 of the RSUs were cancelled and we issued a net 67,294 shares to our executives.

During the nine months ended December 31, 2017, 63,829 RSUs held by our outside directors were exchanged into the same number of shares of our common stock. As one of our three outside directors elected to return 40% of his RSUs in exchange for cash in order to pay his withholding taxes on the share issuances, 10,638 of the RSUs were cancelled and we paid $12,127 in cash to that outside director.

Stock Option Activity

During the nine months ended December 31, 2017, we issued options to four of our employees to purchase 34,500 shares of common stock at a price of $1.68 per share, the closing price on the date of the approval of the option grants by our compensation committee. There were no stock option grants during the nine months ended December 31, 2016.

Options outstanding that have vested and are expected to vest as of December 31, 2017 are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	432,047	$10.98	3.64
Expected to vest	27,000	$1.68	9.46
Total	459,047

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the nine months ended December 31, 2017:

Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility	92.14%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

A summary of stock option activity during the nine months ended December 31, 2017 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2017	432,047	$3.80-$20.50	$10.98
Exercised	–	–	–
Granted	27,000	$1.68	$1.68
Cancelled/Expired	–	–	–
Stock options outstanding at December 31, 2017	459,047	$1.68-$20.50	$10.44
Stock options exercisable at December 31, 2017	432,047	$3.80-$20.50	$10.98

On December 31, 2017, our stock options had no intrinsic value since the closing price on that date of $1.13 per share was below the weighted average exercise price of our stock options.

At December 31, 2017, there was approximately $2.2 million of unrecognized compensation cost related to share-based payments, which is expected to be recognized over a weighted average period of 1.72 years.